Document and Entity Information	Jan. 25, 2021
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	CISCO SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-18225
Entity Tax Identification Number	77-0059951
Entity Address, Address Line One	170 West Tasman Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134-1706
City Area Code	408
Local Phone Number	526-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CSCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--07-31
Amendment Flag	false
Entity Central Index Key	0000858877